UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-Q

                  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY


Investment Company Act file number: 811-7852

Exact Name of Registrant as Specified in Charter:  USAA MUTUAL FUNDS TRUST

Address of Principal Executive Offices and Zip Code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and Address of Agent for Service:               CHRISTOPHER P. LAIA
                                                     USAA MUTUAL FUNDS TRUST
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's Telephone Number, Including Area Code:  (210) 498-0226

Date of Fiscal Year End:   DECEMBER 31

Date of Reporting Period:  SEPTEMBER 30, 2010


ITEM 1.  SCHEDULE OF INVESTMENTS.
USAA MUTUAL FUNDS TRUST - 3RD QUARTER REPORT - PERIOD ENDED SEPTEMBER 30, 2010



[LOGO OF USAA]
   USAA(R)














PORTFOLIO OF INVESTMENTS
3RD QUARTER

USAA GLOBAL OPPORTUNITIES FUND
SEPTEMBER 30, 2010
                                                                      (Form N-Q)












88397-1110                                   (C)2010, USAA. All rights reserved.

================================================================================

PORTFOLIO OF INVESTMENTS

USAA GLOBAL OPPORTUNITIES FUND
September 30, 2010 (unaudited)

                                                                           MARKET
NUMBER                                                                      VALUE
OF SHARES   SECURITY                                                        (000)
---------------------------------------------------------------------------------
            EQUITY SECURITIES (95.6%)

            COMMON STOCKS (66.1%)

            CONSUMER DISCRETIONARY (7.8%)
            -----------------------------
            ADVERTISING (0.0%)
      600   JC Decaux S.A. *(a)                                       $        16
                                                                      -----------
            APPAREL & ACCESSORIES & LUXURY GOODS (0.6%)
    2,914   Adidas - Salomon AG (a),(b)                                       181
      587   Christian Dior SA (a),(b)                                          77
   19,800   Coach, Inc. (b)                                                   850
    1,965   LVMH Moet Hennessy - Louis Vuitton S.A. (a),(b)                   289
    2,242   Swatch Group Ltd. (a),(b)                                         155
   13,900   VF Corp.                                                        1,126
                                                                      -----------
                                                                            2,678
                                                                      -----------
            APPAREL RETAIL (0.6%)
   20,600   Finish Line, Inc. "A" (b)                                         286
   38,100   Gap, Inc. (b)                                                     710
    1,331   Hennes & Mauritz AB "B" (a),(b)                                    48
    3,232   Industria de Diseno Textil S.A. (a)                               257
   11,000   Ross Stores, Inc. (b)                                             601
   13,700   Stage Stores, Inc.                                                178
   14,200   TJX Companies, Inc.                                               634
                                                                      -----------
                                                                            2,714
                                                                      -----------
            AUTO PARTS & EQUIPMENT (0.5%)
    2,100   Aisin Seiki Co. Ltd. (a),(b)                                       66
   18,600   Autoliv, Inc. (b)                                               1,215
    8,000   Denso Corp. (a),(b)                                               237
    4,500   Lear Corp. *(b)                                                   355
   11,000   NHK Spring Co. (a)                                                 92
    3,000   NOK Corp. (a),(b)                                                  52
    5,800   Toyota Industries Corp. (a),(b)                                   155
                                                                      -----------
                                                                            2,172
                                                                      -----------
            AUTOMOBILE MANUFACTURERS (0.4%)
    1,095   Bayerische Motoren Werke AG (a),(b)                                77
    7,805   Daimler AG *(a),(b)                                               495
    5,000   Honda Motor Co. Ltd. (a),(b)                                      178
   44,000   Isuzu Motors Ltd. (a)                                             170
    1,863   Peugeot S.A. ADR *(a)                                              63
    5,650   Renault S.A. *(a),(b)                                             292
    6,500   Toyota Motor Corp. (a),(b)                                        233
      148   Volkswagen AG (a),(b)                                              16
                                                                      -----------
                                                                            1,524
                                                                      -----------
            AUTOMOTIVE RETAIL (0.3%)
    8,800   Advance Auto Parts, Inc. (b)                                      517

================================================================================

1  | USAA Global Opportunities Fund

================================================================================

                                                                           MARKET
NUMBER                                                                      VALUE
OF SHARES   SECURITY                                                        (000)
---------------------------------------------------------------------------------
   10,700   O'Reilly Automotive, Inc. *                               $       569
                                                                      -----------
                                                                            1,086
                                                                      -----------
            BROADCASTING (0.4%)
    8,276   Austereo Group Ltd. (a),(b)                                        13
   56,900   CBS Corp. "B" (b)                                                 903
   10,300   Liberty Media-Starz "A" *(b)                                      668
      487   Modern Times Group "A" (a)                                         36
                                                                      -----------
                                                                            1,620
                                                                      -----------
            CABLE & SATELLITE (0.6%)
  114,500   Comcast Corp. "A" (b)                                           2,070
    8,000   DIRECTV "A" *(b)                                                  333
                                                                      -----------
                                                                            2,403
                                                                      -----------
            CASINOS & GAMING (0.1%)
  244,000   Genting International plc *(a)                                    346
   59,200   Wynn Macau Ltd. *(a)                                              102
                                                                      -----------
                                                                              448
                                                                      -----------
            CATALOG RETAIL (0.2%)
   53,600   Liberty Media Corp. - Interactive "A" *(b)                        735
                                                                      -----------
            COMPUTER & ELECTRONICS RETAIL (0.0%)
    1,350   Yamada Denki Co. Ltd. (a),(b)                                      84
                                                                      -----------
            CONSUMER ELECTRONICS (0.1%)
   14,700   Garmin Ltd.                                                       446
                                                                      -----------
            DEPARTMENT STORES (0.3%)
   20,000   Dillard's, Inc. "A" (b)                                           473
    7,000   Kohl's Corp. *(b)                                                 368
   10,476   Next plc (a),(b)                                                  365
    1,007   PPR (a),(b)                                                       163
                                                                      -----------
                                                                            1,369
                                                                      -----------
            DISTRIBUTORS (0.1%)
    7,500   Core-Mark Holding Co., Inc. *(b)                                  232
                                                                      -----------
            EDUCATION SERVICES (0.1%)
    5,500   Apollo Group, Inc. "A" *(b)                                       283
   13,100   Career Education Corp. *(b)                                       281
                                                                      -----------
                                                                              564
                                                                      -----------
            FOOTWEAR (0.1%)
   26,100   Timberland Co. "A" *                                              517
                                                                      -----------
            GENERAL MERCHANDISE STORES (0.2%)
    8,100   Dollar Tree, Inc. *(b)                                            395
    2,700   Family Dollar Stores, Inc. (b)                                    119
    9,300   Target Corp.                                                      497
                                                                      -----------
                                                                            1,011
                                                                      -----------
            HOME IMPROVEMENT RETAIL (0.2%)
    8,500   Home Depot, Inc. (b)                                              270
   42,761   Kingfisher plc (a),(b)                                            157
   11,900   Lowe's Companies, Inc. (b)                                        265
                                                                      -----------
                                                                              692
                                                                      -----------
            HOMEFURNISHING RETAIL (0.1%)
   29,600   Aaron's, Inc. (b)                                                 546
      200   Nitori Co. (a),(b)                                                 17
                                                                      -----------
                                                                              563
                                                                      -----------
            HOTELS, RESORTS, & CRUISE LINES (0.3%)
    8,600   Carnival Corp. (b)                                                329
    4,800   Hyatt Hotels Corp. "A" *(b)                                       179

================================================================================

                                                   Portfolio of Investments |  2

================================================================================

                                                                           MARKET
NUMBER                                                                      VALUE
OF SHARES   SECURITY                                                        (000)
---------------------------------------------------------------------------------
    3,713   Intercontinental Hotels Group plc (a)                     $        67
   13,600   Marriott International, Inc. "A" (b)                              487
    7,100   Starwood Hotels & Resorts Worldwide, Inc.                         373
                                                                      -----------
                                                                            1,435
                                                                      -----------
            HOUSEHOLD APPLIANCES (0.2%)
   12,100   Helen of Troy Ltd. *                                              306
    1,100   Rinnai Corp. (a)                                                   65
    6,400   Whirlpool Corp.                                                   518
                                                                      -----------
                                                                              889
                                                                      -----------
            HOUSEWARES & SPECIALTIES (0.0%)
    5,000   Blyth, Inc. (b)                                                   206
                                                                      -----------
            INTERNET RETAIL (0.4%)
    3,800   Amazon.com, Inc. *(b)                                             597
    7,400   Dena Co. Ltd. (a)                                                 233
    2,200   Priceline.com, Inc. *                                             766
                                                                      -----------
                                                                            1,596
                                                                      -----------
            LEISURE FACILITIES (0.2%)
   32,500   International Speedway Corp. "A" (b)                              793
                                                                      -----------
            LEISURE PRODUCTS (0.0%)
    1,100   Sega Sammy Holdings, Inc. (a)                                      17
                                                                      -----------
            MOVIES & ENTERTAINMENT (0.9%)
   42,100   AOL, Inc. *(b)                                                  1,042
   41,900   News Corp. "A" (b)                                                547
   20,966   Time Warner, Inc. (b)                                             642
   18,590   Vivendi S.A. (a),(b)                                              510
   39,200   Walt Disney Co. (b)                                             1,298
                                                                      -----------
                                                                            4,039
                                                                      -----------
            PUBLISHING (0.1%)
   28,400   Dex One Corp. *(b)                                                349
   89,493   Fairfax Media Ltd. (a),(b)                                        126
                                                                      -----------
                                                                              475
                                                                      -----------
            RESTAURANTS (0.6%)
   26,200   McDonald's Corp. (b)                                            1,952
   34,300   Starbucks Corp. (b)                                               878
                                                                      -----------
                                                                            2,830
                                                                      -----------
            SPECIALTY STORES (0.2%)
   14,900   Jo-Ann Stores, Inc. *(b)                                          664
   11,800   Signet Jewelers Ltd. *(b)                                         374
                                                                      -----------
                                                                            1,038
                                                                      -----------
            TIRES & RUBBER (0.0%)
    1,600   Bridgestone Corp. (a),(b)                                          29
      375   Compagnie Generale des Establissements Michelin (a),(b)            29
                                                                      -----------
                                                                               58
                                                                      -----------
            Total Consumer Discretionary                                   34,250
                                                                      -----------

            CONSUMER STAPLES (4.8%)
            -----------------------
            AGRICULTURAL PRODUCTS (0.4%)
   32,300   Archer-Daniels-Midland Co. (b)                                  1,031
   13,800   Corn Products International, Inc. (b)                             518
                                                                      -----------
                                                                            1,549
                                                                      -----------
            BREWERS (0.3%)
    1,300   Asahi Breweries Ltd. (a),(b)                                       26
    3,009   Carlsberg A/S (a),(b)                                             314
    1,786   Heineken N.V. (a),(b)                                              93

================================================================================

3  | USAA Global Opportunities Fund

================================================================================

                                                                           MARKET
NUMBER                                                                      VALUE
OF SHARES   SECURITY                                                        (000)
---------------------------------------------------------------------------------
      993   InBev N.V. (a),(b)                                        $        58
   17,300   Molson Coors Brewing Co. "B" (b)                                  817
                                                                      -----------
                                                                            1,308
                                                                      -----------
            DISTILLERS & VINTNERS (0.1%)
   23,688   Diageo plc (a),(b)                                                408
                                                                      -----------
            FOOD RETAIL (0.2%)
   17,077   Koninklijke Ahold N.V. (a),(b)                                    230
   16,697   Tesco plc (a),(b)                                                 111
    8,600   Whole Foods Market, Inc. *                                        319
    7,299   Woolworths Ltd. (a),(b)                                           204
                                                                      -----------
                                                                              864
                                                                      -----------
            HOUSEHOLD PRODUCTS (0.8%)
    4,700   Energizer Holdings, Inc. *(b)                                     316
    1,361   Henkel AG & Co. (a),(b)                                            62
   43,500   Procter & Gamble Co. (b)                                        2,609
    4,678   Reckitt Benckiser Group plc (a),(b)                               257
    1,200   Unicharm Corp. (a),(b)                                             48
                                                                      -----------
                                                                            3,292
                                                                      -----------
            HYPERMARKETS & SUPER CENTERS (0.5%)
   14,000   Aeon Co. Ltd. (a),(b)                                             151
   34,700   Wal-Mart Stores, Inc. (b)                                       1,857
    5,454   Wesfarmers Ltd. (a),(b)                                           173
                                                                      -----------
                                                                            2,181
                                                                      -----------
            PACKAGED FOODS & MEAT (1.5%)
   82,040   Goodman Fielder Ltd. (a),(b)                                      103
    7,700   H.J. Heinz Co. (b)                                                365
   30,400   Hershey Co. (b)                                                 1,447
   22,400   Hormel Foods Corp. (b)                                            999
   25,500   J.M. Smucker Co. (b)                                            1,543
   15,330   Nestle S.A. (a),(b)                                               817
   41,800   Tyson Foods, Inc. "A" (b)                                         670
   11,405   Unilever N.V. (a),(b)                                             342
   13,024   Unilever plc (a),(b)                                              377
                                                                      -----------
                                                                            6,663
                                                                      -----------
            PERSONAL PRODUCTS (0.0%)
      857   L'Oreal S.A. (a),(b)                                               97
                                                                      -----------
            SOFT DRINKS (0.4%)
    2,400   Coca Cola West Holdings Co. (a)                                    41
   26,181   Coca-Cola Amatil Ltd. (a),(b)                                     303
   19,500   Coca-Cola Co. (b)                                               1,141
    5,500   Dr. Pepper Snapple Group, Inc. (b)                                195
                                                                      -----------
                                                                            1,680
                                                                      -----------
            TOBACCO (0.6%)
   13,931   British America Tobacco plc (a),(b)                               520
    8,800   Lorillard, Inc. (b)                                               707
   19,100   Philip Morris International, Inc.                               1,070
    8,600   Reynolds American, Inc. (b)                                       511
                                                                      -----------
                                                                            2,808
                                                                      -----------
            Total Consumer Staples                                         20,850
                                                                      -----------

            ENERGY (6.3%)
            -------------
            COAL & CONSUMABLE FUELS (0.1%)
    5,700   Peabody Energy Corp.                                              279
                                                                      -----------
            INTEGRATED OIL & GAS (3.7%)
    5,038   BG Group plc (a),(b)                                               88
   90,874   BP plc (a),(b)                                                    621

================================================================================

                                                   Portfolio of Investments |  4

================================================================================

                                                                           MARKET
NUMBER                                                                      VALUE
OF SHARES   SECURITY                                                        (000)
---------------------------------------------------------------------------------
   74,200   Chevron Corp. (b)                                         $     6,014
   44,400   ConocoPhillips (b)                                              2,550
   19,993   ENI S.p.A. (a),(b)                                                432
   52,900   Exxon Mobil Corp. (b)                                           3,269
   22,000   Marathon Oil Corp. (b)                                            728
    4,000   Murphy Oil Corp.                                                  248
   22,079   Royal Dutch Shell plc "A" (a),(b)                                 665
   19,421   Royal Dutch Shell plc "B" (a),(b)                                 567
    7,820   Statoil ASA (a),(b)                                               163
   14,161   Total S.A. (a),(b)                                                730
                                                                      -----------
                                                                           16,075
                                                                      -----------
            OIL & GAS DRILLING (0.3%)
    9,800   Helmerich & Payne, Inc. (b)                                       397
   30,600   Patterson-UTI Energy, Inc.                                        523
   14,900   Rowan Companies, Inc. *(b)                                        452
                                                                      -----------
                                                                            1,372
                                                                      -----------
            OIL & GAS EQUIPMENT & SERVICES (0.9%)
   10,700   Halliburton Co. (b)                                               354
   46,300   National-Oilwell Varco, Inc. (b)                                2,059
   13,200   Oil States International, Inc. *(b)                               615
   11,300   Seacor Holdings, Inc. *(b)                                        962
                                                                      -----------
                                                                            3,990
                                                                      -----------
            OIL & GAS EXPLORATION & PRODUCTION (0.9%)
   13,100   Anadarko Petroleum Corp. (b)                                      747
    3,100   Apache Corp. (b)                                                  303
   18,300   Bill Barrett Corp. *(b)                                           659
   11,800   Chesapeake Energy Corp. (b)                                       267
    4,500   Cimarex Energy Co. (b)                                            298
    4,900   Contango Oil & Gas Co. *(b)                                       246
   12,200   Devon Energy Corp. (b)                                            790
   23,500   Energy Partners Ltd. *(b)                                         282
    6,200   Pioneer Natural Resources Co.                                     403
                                                                      -----------
                                                                            3,995
                                                                      -----------
            OIL & GAS REFINING & MARKETING (0.4%)
   20,215   Caltex Australia (a)                                              235
      900   Idemitsu Kosan Co. Ltd. (a)                                        77
   15,700   JX Holdings, Inc. (a)                                              91
   33,000   Tesoro Corp.                                                      441
   53,500   Valero Energy Corp.                                               937
                                                                      -----------
                                                                            1,781
                                                                      -----------
            Total Energy                                                   27,492
                                                                      -----------

            FINANCIALS (12.6%)
            ------------------
            ASSET MANAGEMENT & CUSTODY BANKS (0.5%)
   62,227   3i Group plc (a),(b)                                              281
   64,400   American Capital Ltd. *(b)                                        374
    9,100   Ameriprise Financial, Inc. (b)                                    431
   22,300   Legg Mason, Inc. (b)                                              676
   10,000   State Street Corp.                                                376
                                                                      -----------
                                                                            2,138
                                                                      -----------
            CONSUMER FINANCE (0.6%)
    7,600   American Express Co. (b)                                          319
   35,900   Capital One Financial Corp. (b)                                 1,420
   53,100   Discover Financial Services (b)                                   886
                                                                      -----------
                                                                            2,625
                                                                      -----------
            DIVERSIFIED BANKS (2.1%)
   15,554   Australia and New Zealand Banking Group Ltd. (a),(b)              356
   21,066   Banco Bilbao Vizcaya Argentaria S.A. (a),(b)                      285

================================================================================

5  | USAA Global Opportunities Fund

================================================================================

                                                                           MARKET
NUMBER                                                                      VALUE
OF SHARES   SECURITY                                                        (000)
---------------------------------------------------------------------------------
   21,786   Banco Santander S.A. (a),(b)                              $       276
   41,004   Barclays plc (a),(b)                                              193
    6,209   BNP Paribas S.A. (a),(b)                                          444
   23,000   Chuo Mitsui Trust Holdings, Inc. (a)                               76
   14,500   Comerica, Inc. (b)                                                539
    5,070   Commerzbank AG *(a),(b)                                            42
    2,534   Commonwealth Bank of Australia (a),(b)                            125
      183   Dexia *(a)                                                          1
    8,800   DnB NOR ASA (a),(b)                                               120
   92,832   HSBC Holdings plc (a),(b)                                         940
    3,755   KBC Groep N.V. *(a),(b)                                           169
  479,616   Lloyds TSB Group plc *(a),(b)                                     560
   36,800   Mitsubishi UFJ Financial Group, Inc. (a)                          172
  218,700   Mizuho Trust & Banking Co., Ltd. (a),(b)                          318
    5,715   National Australia Bank Ltd. (a),(b)                              140
   42,805   Natixis *(a),(b)                                                  246
   18,336   Nordea Bank AB (a),(b)                                            191
   44,477   Skandinaviska Enskilda Banken "A" (a),(b)                         330
    6,517   Societe Generale (a),(b)                                          377
    1,961   Standard Chartered plc (a),(b)                                     56
   16,300   Sumitomo Mitsui Financial Group, Inc. (a),(b)                     476
    5,035   Swedbank AB "A" *(a),(b)                                           70
  111,500   Wells Fargo & Co. (b)                                           2,802
    3,483   Westpac Banking Corp. (a),(b)                                      78
                                                                      -----------
                                                                            9,382
                                                                      -----------
            DIVERSIFIED CAPITAL MARKETS (0.2%)
    1,626   Credit Suisse Group (a),(b)                                        70
    5,741   Deutsche Bank AG (a),(b)                                          314
   18,175   Investec plc (a)                                                  145
   30,124   UBS AG *(a)                                                       512
                                                                      -----------
                                                                            1,041
                                                                      -----------
            DIVERSIFIED REAL ESTATE ACTIVITIES (0.2%)
    2,500   Swire Pacific Ltd. (a)                                             34
   71,000   UOL Group Ltd. (a),(b)                                            250
   30,000   Wharf (Holdings) Ltd. (a),(b)                                     193
   48,000   Wheelock & Co. Ltd. (a),(b)                                       160
                                                                      -----------
                                                                              637
                                                                      -----------
            INVESTMENT BANKING & BROKERAGE (0.6%)
    7,400   Goldman Sachs Group, Inc. (b)                                   1,070
   44,200   Morgan Stanley                                                  1,091
   11,800   Oppenheimer Holdings, Inc.                                        330
                                                                      -----------
                                                                            2,491
                                                                      -----------
            LIFE & HEALTH INSURANCE (0.4%)
  211,976   Legal & General Group plc (a),(b)                                 346
   20,400   Prudential Financial, Inc. (b)                                  1,105
   21,591   Prudential plc (a),(b)                                            216
                                                                      -----------
                                                                            1,667
                                                                      -----------
            MULTI-LINE INSURANCE (0.6%)
    3,218   Allianz Holding AG (a),(b)                                        363
    4,000   American National Insurance Co. (b)                               304
   18,500   Assurant, Inc. (b)                                                753
   35,949   Aviva plc (a),(b)                                                 226
   17,000   Loews Corp. (b)                                                   644
   35,409   Royal & Sun Alliance Insurance Group (a),(b)                       73
    3,569   Sampo OYJ "A" (a),(b)                                              96
    1,478   Zurich Financial Services AG (a),(b)                              347
                                                                      -----------
                                                                            2,806
                                                                      -----------

================================================================================

                                                   Portfolio of Investments |  6

================================================================================

                                                                           MARKET
NUMBER                                                                      VALUE
OF SHARES   SECURITY                                                        (000)
---------------------------------------------------------------------------------
            MULTI-SECTOR HOLDINGS (0.0%)
   19,685   Criteria Caixacorp S.A. (a)                               $       103
      280   Eurazeo (a)                                                        19
                                                                      -----------
                                                                              122
                                                                      -----------
            OTHER DIVERSIFIED FINANCIAL SERVICES (1.8%)
  165,800   Bank of America Corp. (b)                                       2,174
  451,400   Citigroup, Inc. *(b)                                            1,760
   41,663   ING Groep N.V. *(a),(b)                                           430
   90,200   JPMorgan Chase & Co. (b)                                        3,434
                                                                      -----------
                                                                            7,798
                                                                      -----------
            PROPERTY & CASUALTY INSURANCE (1.5%)
   24,900   Allied World Assurance Co. Holdings Ltd. (b)                    1,409
    8,500   Aspen Insurance Holdings Ltd.                                     257
   14,100   AXIS Capital Holdings Ltd.                                        464
   21,200   Berkshire Hathaway, Inc. " B" *(b)                              1,753
   22,300   Chubb Corp. (b)                                                 1,271
   22,100   CNA Financial Corp. *(b)                                          619
   10,900   Travelers Companies, Inc.                                         568
   19,800   XL Group plc                                                      429
                                                                      -----------
                                                                            6,770
                                                                      -----------
            REAL ESTATE DEVELOPMENT (0.0%)
    9,000   Cheung Kong Holdings Ltd. (a)                                     136
                                                                      -----------
            REAL ESTATE OPERATING COMPANIES (0.1%)
   58,210   Immofinanz AG *(a),(b)                                            217
                                                                      -----------
            REGIONAL BANKS (1.2%)
   11,880   Bendigo Bank Ltd. (a),(b)                                         105
    2,000   Chiba Bank Ltd. (a),(b)                                            12
   74,800   Fifth Third Bancorp (b)                                           900
   72,100   Huntington Bancshares, Inc. (b)                                   409
   50,400   KeyCorp (b)                                                       401
   59,000   Nishi Nippon City Bank Ltd. (a),(b)                               169
   19,500   PNC Financial Services Group, Inc. (b)                          1,012
  100,500   Regions Financial Corp.                                           731
   30,500   Resona Holdings, Inc. (a)                                         274
   33,500   Sapporo Hokuyo Holdings, Inc. (a),(b)                             155
   42,000   Shinsei Bank Ltd. *(a)                                             30
   44,600   SunTrust Banks, Inc.                                            1,152
                                                                      -----------
                                                                            5,350
                                                                      -----------
            REINSURANCE (0.5%)
    7,700   Arch Capital Group Ltd. *(b)                                      645
   10,700   Everest Re Group Ltd.                                             925
    3,254   Hannover Rueckversicherungs (a),(b)                               150
   35,000   Montpelier Re Holdings Ltd.                                       606
                                                                      -----------
                                                                            2,326
                                                                      -----------
            REITs - DIVERSIFIED (0.2%)
   37,000   BGP Holdings plc , acquired 8/06/2009; cost: $0*(a),(c)            --
      629   Cousins Properties, Inc. (b)                                        4
      235   Gecina S.A. (a),(b)                                                28
   12,000   PS Business Parks, Inc.                                           679
   91,741   Stockland (a),(b)                                                 341
                                                                      -----------
                                                                            1,052
                                                                      -----------
            REITs - OFFICE (0.4%)
   49,875   CommonWealth REIT (b)                                           1,277
    8,900   SL Green Realty Corp.                                             563
                                                                      -----------
                                                                            1,840
                                                                      -----------
            REITs - RETAIL (0.2%)
   22,000   Getty Realty Corp. (b)                                            591
   16,895   Westfield Group (a)                                               200
                                                                      -----------
                                                                              791
                                                                      -----------

================================================================================

7  | USAA Global Opportunities Fund

================================================================================

                                                                           MARKET
NUMBER                                                                      VALUE
OF SHARES   SECURITY                                                        (000)
---------------------------------------------------------------------------------
            REITs - SPECIALIZED (0.7%)
   45,900   Ashford Hospitality Trust, Inc. *(b)                      $       415
   33,100   Hospitality Properties Trust (b)                                  739
    3,400   Public Storage                                                    330
   31,600   Rayonier, Inc.                                                  1,584
                                                                      -----------
                                                                            3,068
                                                                      -----------
            SPECIALIZED FINANCE (0.6%)
   12,300   CIT Group, Inc. *(b)                                              502
    3,000   CME Group, Inc. (b)                                               782
   24,200   NASDAQ OMX Group, Inc. *                                          470
   27,100   NewStar Financial, Inc. *                                         201
   21,900   PHH Corp. *                                                       461
                                                                      -----------
                                                                            2,416
                                                                      -----------
            THRIFTS & MORTGAGE FINANCE (0.2%)
   60,300   People's United Financial, Inc.                                   789
                                                                      -----------
            Total Financials                                               55,462
                                                                      -----------

            HEALTH CARE (7.6%)
            ------------------
            BIOTECHNOLOGY (0.7%)
   20,500   Amgen, Inc. *(b)                                                1,130
   17,400   Biogen Idec, Inc. *(b)                                            976
   10,000   Celgene Corp. *(b)                                                576
    4,800   Cephalon, Inc. *(b)                                               300
    6,700   Gilead Sciences, Inc. *(b)                                        239
                                                                      -----------
                                                                            3,221
                                                                      -----------
            HEALTH CARE DISTRIBUTORS (0.7%)
   47,100   AmerisourceBergen Corp. (b)                                     1,444
   50,900   Cardinal Health, Inc. (b)                                       1,682
    7,300   Mediceo Paltac Holdings (a)                                        93
                                                                      -----------
                                                                            3,219
                                                                      -----------
            HEALTH CARE EQUIPMENT (0.4%)
    6,600   Baxter International, Inc. (b)                                    315
  148,100   Boston Scientific Corp. *(b)                                      908
   23,300   CareFusion Corp. *(b)                                             578
                                                                      -----------
                                                                            1,801
                                                                      -----------
            HEALTH CARE FACILITIES (0.2%)
   60,200   Kindred Healthcare, Inc. *(b)                                     784
                                                                      -----------
            HEALTH CARE SERVICES (0.0%)
   15,100   Continucare Corp. *(b)                                             63
                                                                      -----------
            HEALTH CARE SUPPLIES (0.0%)
    1,174   Coloplast A/S "B" (a),(b)                                         140
                                                                      -----------
            LIFE SCIENCES TOOLS & SERVICES (0.1%)
    4,800   Life Technologies Corp. *(b)                                      224
                                                                      -----------
            MANAGED HEALTH CARE (1.5%)
   27,000   Aetna, Inc. (b)                                                   853
   10,300   CIGNA Corp. (b)                                                   369
   15,200   Coventry Health Care, Inc. *(b)                                   327
   22,500   Health Net, Inc. *(b)                                             612
   10,700   Humana, Inc. *(b)                                                 538
   42,200   UnitedHealth Group, Inc. (b)                                    1,482
   14,000   Universal American Financial Corp.                                206
   39,200   WellPoint, Inc. *(b)                                            2,220
                                                                      -----------
                                                                            6,607
                                                                      -----------

================================================================================

                                                   Portfolio of Investments |  8

================================================================================

                                                                           MARKET
NUMBER                                                                      VALUE
OF SHARES   SECURITY                                                        (000)
---------------------------------------------------------------------------------
            PHARMACEUTICALS (4.0%)
   22,100   Abbott Laboratories (b)                                   $     1,154
    5,300   Allergan, Inc. (b)                                                353
   11,699   AstraZeneca plc (a),(b)                                           594
      292   Bayer AG (a),(b)                                                   20
   32,500   Bristol-Myers Squibb Co. (b)                                      881
   33,900   Eli Lilly and Co. (b)                                           1,238
   30,000   Endo Pharmaceuticals Holdings, Inc. *(b)                          997
   74,300   Forest Laboratories, Inc. *(b)                                  2,298
   31,169   GlaxoSmithKline plc (a),(b)                                       615
   53,100   Johnson & Johnson (b)                                           3,290
   27,800   King Pharmaceuticals, Inc. *(b)                                   277
   28,400   Medicis Pharmaceutical Corp. "A" (b)                              842
   13,473   Novartis AG (a),(b)                                               776
    4,097   Novo Nordisk A/S (a),(b)                                          406
   11,608   Orion Oyj "B" (a)                                                 232
   10,200   Par Pharmaceutical Companies, Inc. *                              297
   58,100   Pfizer, Inc.                                                      998
    4,491   Roche Holdings AG (a),(b)                                         613
    7,520   Sanofi-Aventis S.A. (a),(b)                                       502
    4,602   Teva Pharmaceutical Industries Ltd. (a)                           244
   56,800   ViroPharma, Inc. *                                                847
                                                                      -----------
                                                                           17,474
                                                                      -----------
            Total Health Care                                              33,533
                                                                      -----------

            INDUSTRIALS (7.7%)
            ------------------
            AEROSPACE & DEFENSE (1.2%)
   39,778   BAE Systems plc (a),(b)                                           214
   20,700   Ceradyne, Inc. *(b)                                               483
    3,840   European Aeronautic Defense and Space Co. N.V. *(a),(b)            96
   10,100   General Dynamics Corp. (b)                                        635
    4,000   L-3 Communications Holdings, Inc. (b)                             289
   40,800   Northrop Grumman Corp. (b)                                      2,474
    8,346   Safran S.A. (a),(b)                                               235
   12,900   United Technologies Corp. (b)                                     919
                                                                      -----------
                                                                            5,345
                                                                      -----------
            AIR FREIGHT & LOGISTICS (0.6%)
    6,481   Deutsche Post AG (a),(b)                                          118
   11,900   FedEx Corp. (b)                                                 1,017
   21,300   United Parcel Service, Inc. "B" (b)                             1,421
                                                                      -----------
                                                                            2,556
                                                                      -----------
            AIRLINES (0.2%)
   25,000   Cathay Pacific Airways (a)                                         68
   26,800   Republic Airways Holdings, Inc. *                                 222
   19,000   Singapore Airlines Ltd. (a),(b)                                   235
   39,200   SkyWest, Inc.                                                     547
                                                                      -----------
                                                                            1,072
                                                                      -----------
            BUILDING PRODUCTS (0.0%)
    3,994   Compagnie De Saint Gobain (a),(b)                                 178
                                                                      -----------
            COMMERCIAL PRINTING (0.1%)
   12,700   M & F Worldwide Corp. *(b)                                        309
                                                                      -----------
            CONSTRUCTION & ENGINEERING (0.3%)
      411   Bouygues S.A. (a),(b)                                              18
    7,000   KBR, Inc. (b)                                                     172
   17,900   Layne Christensen Co. *(b)                                        463
   17,400   Northwest Pipe Co. *                                              305
   11,900   URS Corp. *                                                       452
                                                                      -----------
                                                                            1,410
                                                                      -----------

================================================================================

9  | USAA Global Opportunities Fund

================================================================================

                                                                           MARKET
NUMBER                                                                      VALUE
OF SHARES   SECURITY                                                        (000)
---------------------------------------------------------------------------------
            CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS (0.8%)
   15,100   Alamo Group, Inc. (b)                                     $       337
    5,800   Cummins, Inc. (b)                                                 525
    8,300   Deere & Co. (b)                                                   579
    7,500   Joy Global, Inc. (b)                                              528
    3,000   Komatsu Ltd. (a)                                                   70
    1,907   MAN SE (a),(b)                                                    208
   12,700   Oshkosh Corp. *(b)                                                349
   10,000   PACCAR, Inc.                                                      482
    1,000   Scania AB (a)                                                      22
   31,000   SembCorp Marine Ltd. (a),(b)                                       93
    6,184   Volvo AB "B" *(a)                                                  91
   36,000   Yangzijiang Shipbuilding Holdings Ltd. (a)                         48
                                                                      -----------
                                                                            3,332
                                                                      -----------
            DIVERSIFIED SUPPORT SERVICES (0.0%)
   15,000   Babcock International Group plc (a),(b)                           134
                                                                      -----------
            ELECTRICAL COMPONENTS & EQUIPMENT (0.3%)
    8,600   Emerson Electric Co. (b)                                          453
   58,000   Fuji Electric Holdings Co. Ltd. (a),(b)                           153
    2,758   Schneider Electric S.A. (a),(b)                                   350
   15,200   Sumitomo Electric Industries Ltd. (a),(b)                         186
                                                                      -----------
                                                                            1,142
                                                                      -----------
            ENVIRONMENTAL & FACILITIES SERVICES (0.1%)
   19,500   Republic Services, Inc.                                           595
                                                                      -----------
            HEAVY ELECTRICAL EQUIPMENT (0.1%)
   36,000   Mitsubishi Electric Corp. (a),(b)                                 310
                                                                      -----------
            HIGHWAYS & RAILTRACKS (0.0%)
    5,912   Transurban Group (a)                                               28
                                                                      -----------
            HUMAN RESOURCE & EMPLOYMENT SERVICES (0.1%)
   29,200   Volt Information Sciences, Inc. *                                 210
                                                                      -----------
            INDUSTRIAL CONGLOMERATES (1.6%)
   33,100   3M Co. (b)                                                      2,870
  195,200   General Electric Co. (b)                                        3,172
      177   Seaboard Corp.                                                    314
    5,153   Siemens AG (a),(b)                                                545
                                                                      -----------
                                                                            6,901
                                                                      -----------
            INDUSTRIAL MACHINERY (0.9%)
      754   Alfa Laval AB (a),(b)                                              13
   11,328   Atlas Copco AB (a),(b)                                            219
   11,100   Eaton Corp. (b)                                                   916
    2,800   FANUC Ltd. (a)                                                    355
    9,000   Ishikawajima-Harima Heavy Industries Co. Ltd. (a)                  17
    2,621   Kone Oyj "B" (a),(b)                                              136
      765   Metso Corp. (a),(b)                                                35
    6,500   Nordson Corp.                                                     479
   18,000   NSK Ltd. (a)                                                      123
    2,808   SKF AB "B" (a)                                                     65
    1,000   SMC Corp. (a)                                                     132
   23,100   Timken Co. (b)                                                    886
   21,800   Watts Water Technologies, Inc. "A" (b)                            742
                                                                      -----------
                                                                            4,118
                                                                      -----------
            MARINE (0.1%)
        3   A.P. Moeller-Maersk A/S (a),(b)                                    24
   68,000   Kawasaki Kisen Kaish Ltd. (a)                                     257
    6,000   Mitsui O.S.K. Lines Ltd. (a)                                       38
   19,000   Nippon Yusen Kabushiki Kaisha (a)                                  78
   21,500   Orient Overseas International Ltd. (a),(b)                        171
                                                                      -----------
                                                                              568
                                                                      -----------

================================================================================

                                                  Portfolio of Investments |  10

================================================================================

                                                                           MARKET
NUMBER                                                                      VALUE
OF SHARES   SECURITY                                                        (000)
---------------------------------------------------------------------------------
            MARINE PORTS & SERVICES (0.0%)
    4,000   Kamigumi Co. Ltd. (a)                                     $        30
                                                                      -----------
            RAILROADS (0.5%)
        7   Central Japan Railway Co. (a)                                      51
   27,200   Norfolk Southern Corp.                                          1,619
    7,200   Union Pacific Corp.                                               589
       17   West Japan Railway Co. (a)                                         61
                                                                      -----------
                                                                            2,320
                                                                      -----------
            RESEARCH & CONSULTING SERVICES (0.1%)
    3,000   Bureau Veritas S.A. (a)                                           210
                                                                      -----------
            TRADING COMPANIES & DISTRIBUTORS (0.6%)
   49,500   Aircastle Ltd.                                                    420
   30,000   Marubeni Corp. (a),(b)                                            170
    8,000   Mitsubishi Corp. (a),(b)                                          190
   21,000   Mitsui & Co. Ltd. (a),(b)                                         313
    9,500   Sojitz Corp. (a)                                                   17
   14,800   Sumitomo Corp. (a),(b)                                            191
    4,000   Toyota Tsusho Corp. (a)                                            59
    9,700   W.W. Grainger, Inc. (b)                                         1,155
                                                                      -----------
                                                                            2,515
                                                                      -----------
            TRUCKING (0.1%)
      607   DSV Air & Sea (a)                                                  12
   17,925   FirstGroup plc (a),(b)                                            102
    8,500   Ryder System, Inc.                                                364
                                                                      -----------
                                                                              478
                                                                      -----------
            Total Industrials                                              33,761
                                                                      -----------

            INFORMATION TECHNOLOGY (10.5%)
            ------------------------------
            APPLICATION SOFTWARE (0.1%)
    3,600   Citrix Systems, Inc. *(b)                                         246
    4,650   SAP AG (a),(b)                                                    230
                                                                      -----------
                                                                              476
                                                                      -----------
            COMMUNICATIONS EQUIPMENT (1.4%)
   79,700   Cisco Systems, Inc. *(b)                                        1,745
   19,300   Comtech Telecommunications Corp. *(b)                             528
   45,300   EchoStar Corp. "A" *(b)                                           864
    2,500   F5 Networks, Inc. *(b)                                            259
   83,100   Motorola, Inc. *                                                  709
    6,621   Nokia Oyj (a),(b)                                                  67
   30,000   QUALCOMM, Inc.                                                  1,354
   51,500   Tellabs, Inc.                                                     384
                                                                      -----------
                                                                            5,910
                                                                      -----------
            COMPUTER HARDWARE (1.9%)
   19,700   Apple, Inc. *(b)                                                5,590
   16,500   Dell, Inc. *(b)                                                   214
   19,000   Fujitsu Ltd. (a),(b)                                              134
   53,800   Hewlett-Packard Co. (b)                                         2,263
                                                                      -----------
                                                                            8,201
                                                                      -----------
            COMPUTER STORAGE & PERIPHERALS (0.5%)
   20,500   EMC Corp. *(b)                                                    416
   23,300   Lexmark International, Inc. "A" *(b)                            1,040
    7,300   NetApp, Inc. *                                                    364
   10,100   SanDisk Corp. *                                                   370
                                                                      -----------
                                                                            2,190
                                                                      -----------

================================================================================

11  | USAA Global Opportunities Fund

================================================================================

                                                                           MARKET
NUMBER                                                                      VALUE
OF SHARES   SECURITY                                                        (000)
---------------------------------------------------------------------------------
            DATA PROCESSING & OUTSOURCED SERVICES (0.8%)
   13,700   Automatic Data Processing, Inc. (b)                       $       576
   46,300   Computer Sciences Corp. (b)                                     2,129
   21,500   CoreLogic, Inc. (b)                                               412
    7,500   Visa, Inc. "A"                                                    557
                                                                      -----------
                                                                            3,674
                                                                      -----------
            ELECTRONIC COMPONENTS (0.4%)
   21,800   AVX Corp. (b)                                                     301
   18,700   Corning, Inc. (b)                                                 342
    3,400   Kyocera Corp. (a),(b)                                             323
    1,800   Murata Manufacturing Co., Ltd. (a),(b)                             95
   76,600   Vishay Intertechnology, Inc. *(b)                                 741
                                                                      -----------
                                                                            1,802
                                                                      -----------
            ELECTRONIC EQUIPMENT & INSTRUMENTS (0.1%)
    4,600   FUJIFILM Holdings Corp. (a)                                       153
   63,000   Hitachi Ltd. (a),(b)                                              276
      500   Keyence Corp. (a)                                                 109
                                                                      -----------
                                                                              538
                                                                      -----------
            ELECTRONIC MANUFACTURING SERVICES (0.1%)
   12,800   Multi-Fineline Electronix, Inc. *                                 281
                                                                      -----------
            HOME ENTERTAINMENT SOFTWARE (0.1%)
   57,800   Activision Blizzard, Inc. (b)                                     625
                                                                      -----------
            INTERNET SOFTWARE & SERVICES (0.9%)
  101,800   EarthLink, Inc. (b)                                               926
    2,900   Google, Inc. "A" *(b)                                           1,525
   38,600   IAC/InterActiveCorp. *(b)                                       1,014
   41,300   ModusLink Global Solutions, Inc. *(b)                             262
      145   Yahoo Japan Corp. (a),(b)                                          50
                                                                      -----------
                                                                            3,777
                                                                      -----------
            IT CONSULTING & OTHER SERVICES (1.0%)
    1,875   Cap Gemini S.A. (a),(b)                                            94
   31,500   International Business Machines Corp. (b)                       4,226
    6,300   Teradata Corp. *(b)                                               243
                                                                      -----------
                                                                            4,563
                                                                      -----------
            OFFICE ELECTRONICS (0.0%)
    1,428   Neopost S.A. (a),(b)                                              106
                                                                      -----------
            SEMICONDUCTOR EQUIPMENT (0.3%)
    9,000   ASM Pacific Technology Ltd. (a),(b)                                80
    7,516   ASML Holding N.V. (a),(b)                                         225
  135,800   Photronics, Inc. *                                                719
    5,600   Tokyo Electron Ltd. (a),(b)                                       282
                                                                      -----------
                                                                            1,306
                                                                      -----------
            SEMICONDUCTORS (1.1%)
   14,700   Altera Corp. (b)                                                  443
   23,800   Analog Devices, Inc. (b)                                          747
    5,312   Infineon Technologies AG *(a),(b)                                  37
  142,000   Intel Corp. (b)                                                 2,731
   13,400   Maxim Integrated Products, Inc. (b)                               248
   86,400   Micron Technology, Inc. *(b)                                      623
    6,301   STMicroelectronics N.V. (a),(b)                                    48
                                                                      -----------
                                                                            4,877
                                                                      -----------
            SYSTEMS SOFTWARE (1.3%)
  164,400   Microsoft Corp. (b)                                             4,026
   60,400   Oracle Corp.                                                    1,622
                                                                      -----------
                                                                            5,648
                                                                      -----------

================================================================================

                                                  Portfolio of Investments |  12

================================================================================

                                                                           MARKET
NUMBER                                                                      VALUE
OF SHARES   SECURITY                                                        (000)
---------------------------------------------------------------------------------
            TECHNOLOGY DISTRIBUTORS (0.5%)
   33,200   Ingram Micro, Inc. "A" *(b)                               $       560
   42,200   Tech Data Corp. *(b)                                            1,700
                                                                      -----------
                                                                            2,260
                                                                      -----------
            Total Information Technology                                   46,234
                                                                      -----------

            MATERIALS (3.4%)
            ----------------
            COMMODITY CHEMICALS (0.2%)
   30,000   Asahi Kasei Corp. (a),(b)                                         166
   21,500   Kuraray Co. (a),(b)                                               272
   84,000   Mitsui Chemicals, Inc. (a),(b)                                    227
                                                                      -----------
                                                                              665
                                                                      -----------
            CONSTRUCTION MATERIALS (0.0%)
      554   RHI AG *(a),(b)                                                    16
   12,000   Taiheiyo Cement Corp. *(a)                                         14
                                                                      -----------
                                                                               30
                                                                      -----------
            DIVERSIFIED CHEMICALS (0.8%)
    2,880   AkzoNobel N.V. (a),(b)                                            178
    9,600   Ashland, Inc. (b)                                                 468
    6,213   BASF SE (a)                                                       393
    8,900   Cabot Corp. (b)                                                   290
   36,900   E.I. du Pont de Nemours & Co. (b)                               1,647
   28,500   Mitsubishi Chemical Holdings Corp. (a)                            145
    8,300   PPG Industries, Inc.                                              604
                                                                      -----------
                                                                            3,725
                                                                      -----------
            DIVERSIFIED METALS & MINING (0.7%)
    1,087   Anglo American Capital plc (a),(b)                                 43
    9,545   BHP Billiton Ltd. (a),(b)                                         364
    2,554   BHP Billiton plc (a),(b)                                           82
   15,300   Freeport-McMoRan Copper & Gold, Inc. (b)                        1,306
   24,000   Mitsubishi Materials Corp. *(a)                                    69
   83,000   Mitsui Mining & Smelting Co. Ltd. (a)                             238
   88,544   Oxiana Ltd. (a)                                                   124
    5,093   Rio Tinto Ltd. (a),(b)                                            378
    8,920   Rio Tinto plc (a),(b)                                             524
   39,152   Straits Resources Ltd. (a)                                         70
                                                                      -----------
                                                                            3,198
                                                                      -----------
            FERTILIZERS & AGRICULTURAL CHEMICALS (0.0%)
      380   Yara International ASA (a)                                         17
                                                                      -----------
            GOLD (0.2%)
   10,900   Newmont Mining Corp.                                              685
                                                                      -----------
            INDUSTRIAL GASES (0.0%)
    1,065   Linde AG (a),(b)                                                  139
                                                                      -----------
            METAL & GLASS CONTAINERS (0.0%)
   20,370   Rexam plc (a)                                                      98
                                                                      -----------
            PAPER PRODUCTS (0.4%)
    6,600   Clearwater Paper Corp. *(b)                                       502
   15,800   International Paper Co. (b)                                       344
   25,700   KapStone Paper & Packaging Corp. *(b)                             312
   10,000   MeadWestvaco Corp. (b)                                            244
   23,711   Stora Enso Oyj (a),(b)                                            235
    3,960   Svenska Cellulosa AB "B" (a)                                       60
                                                                      -----------
                                                                            1,697
                                                                      -----------
            SPECIALTY CHEMICALS (0.9%)
   10,100   Cytec Industries, Inc. (b)                                        570
    3,000   Daicel Chemical Industries, Ltd. (a),(b)                           20
   11,100   Lubrizol Corp. (b)                                              1,176
    8,900   Minerals Technologies, Inc. (b)                                   524

================================================================================

13  | USAA Global Opportunities Fund

================================================================================

                                                                           MARKET
NUMBER                                                                      VALUE
OF SHARES   SECURITY                                                        (000)
---------------------------------------------------------------------------------
    3,000   Nitto Denko Corp. (a)                                     $       118
   25,500   OM Group, Inc. *                                                  768
      129   Sika AG (a),(b)                                                   238
    6,200   Stepan Co.                                                        367
                                                                      -----------
                                                                            3,781
                                                                      -----------
            STEEL (0.2%)
   36,000   Daido Steel Co. Ltd. (a)                                          176
   58,204   Fortescue Metals Group Ltd. *(a),(b)                              294
    4,000   Hitachi Metals Ltd. (a)                                            47
   99,000   Kobe Steel Ltd. (a)                                               233
    7,000   Maruichi Steel Tube Ltd. (a),(b)                                  134
   80,000   Nisshin Steel Co. (a)                                             143
      953   Voestalpine AG (a),(b)                                             35
                                                                      -----------
                                                                            1,062
                                                                      -----------
            Total Materials                                                15,097
                                                                      -----------
            TELECOMMUNICATION SERVICES (2.6%)
            ---------------------------------
            INTEGRATED TELECOMMUNICATION SERVICES (2.0%)
  155,200   AT&T, Inc. (b)                                                  4,439
    9,534   Deutsche Telekom AG (a),(b)                                       130
    5,745   France Telecom S.A. (a),(b)                                       124
   11,755   Koninklijke (Royal) KPN N.V. (a),(b)                              182
    9,300   Nippon Telegraph & Telephone Corp. (a),(b)                        405
  387,337   Telecom Italia S.p.A. (a),(b)                                     487
   27,358   Telefonica S.A. (a),(b)                                           679
    6,570   TeliaSonera AB (a),(b)                                             53
   62,500   Verizon Communications, Inc.                                    2,037
                                                                      -----------
                                                                            8,536
                                                                      -----------
            WIRELESS TELECOMMUNICATION SERVICES (0.6%)
   10,600   SoftBank Corp. (a)                                                347
   50,200   Telephone & Data Systems, Inc. (b)                              1,647
  296,230   Vodafone Group plc (a),(b)                                        733
                                                                      -----------
                                                                            2,727
                                                                      -----------
            Total Telecommunication Services                               11,263
                                                                      -----------
            UTILITIES (2.8%)
            ----------------
            ELECTRIC UTILITIES (1.4%)
  106,900   Duke Energy Corp. (b)                                           1,893
   10,993   E.ON AG (a),(b)                                                   324
    5,900   Edison International (b)                                          203
   93,189   EDP-Energias de Portugal (a),(b)                                  319
   85,241   Enel S.p.A. (a),(b)                                               455
    7,900   Exelon Corp. (b)                                                  336
    5,214   Fortum Oyj (a),(b)                                                137
   21,908   Iberdrola S.A. (a),(b)                                            169
   27,900   Progress Energy, Inc.                                           1,239
   18,500   Southern Co.                                                      689
  188,309   SP AusNet (a)                                                     157
    3,300   Tokyo Electric Power Co., Inc. (a)                                 80
                                                                      -----------
                                                                            6,001
                                                                      -----------
            GAS UTILITIES (0.3%)
    9,677   Gas Natural SDG S.A. (a),(b)                                      144
   36,300   Questar Corp.                                                     636
   35,090   Snam Rete Gas S.p.A. (a),(b)                                      178
   42,000   Tokyo Gas Co. Ltd. (a),(b)                                        191
                                                                      -----------
                                                                            1,149
                                                                      -----------

================================================================================

                                                  Portfolio of Investments |  14

================================================================================

                                                                           MARKET
NUMBER                                                                      VALUE
OF SHARES   SECURITY                                                        (000)
---------------------------------------------------------------------------------
            INDEPENDENT POWER PRODUCERS & ENERGY TRADERS (0.4%)
   16,100   Constellation Energy Group, Inc. (b)                      $       519
   65,200   NRG Energy, Inc. *(b)                                           1,358
                                                                      -----------
                                                                            1,877
                                                                      -----------
            MULTI-UTILITIES (0.7%)
   88,300   Ameren Corp. (b)                                                2,508
    8,100   Consolidated Edison, Inc. (b)                                     390
    4,029   Gaz de France S.A. (a),(b)                                        145
    3,743   National Grid plc (a),(b)                                          32
    3,484   RWE AG (a),(b)                                                    235
                                                                      -----------
                                                                            3,310
                                                                      -----------
            Total Utilities                                                12,337
                                                                      -----------
            Total Common Stocks (cost: $270,569)                          290,279
                                                                      -----------

PRINCIPAL
AMOUNT                                                                     MARKET
$(000)/                                                                     VALUE
SHARES      SECURITY                                                        (000)
---------------------------------------------------------------------------------
            PREFERRED SECURITIES (0.1%)

            CONSUMER DISCRETIONARY (0.1%)
            -----------------------------
            AUTOMOBILE MANUFACTURERS (0.1%)
    1,776   Volkswagen AG (a),(b)                                             215
                                                                      -----------
            CONSUMER STAPLES (0.0%)
            -----------------------
            HOUSEHOLD PRODUCTS (0.0%)
    1,044   Henkel AG & Co. KGaA (a),(b)                                       56
                                                                      -----------
            FINANCIALS (0.0%)
            -----------------
            DIVERSIFIED BANKS (0.0%)
      200   US Bancorp, 7.19%, perpetual *                                    155
                                                                      -----------
            GOVERNMENT (0.0%)
            -----------------
            U.S. GOVERNMENT (0.0%)
    6,000   Fannie Mae, 8.25%, perpetual *(b)                                   3
    6,000   Freddie Mac, 8.38%, perpetual *(b)                                  2
                                                                      -----------
            Total Government                                                    5
                                                                      -----------
            Total Preferred Securities (cost: $546)                           431
                                                                      -----------

                                                                           MARKET
NUMBER                                                                      VALUE
OF SHARES   SECURITY                                                        (000)
---------------------------------------------------------------------------------
            EXCHANGE-TRADED FUNDS (29.4%)
1,093,676   iShares MSCI EAFE Index Fund                                   60,065
1,392,157   iShares MSCI Emerging Markets Index Fund (b)                   62,327
   38,323   iShares Russell 2000 Index Fund                                 2,585
   35,979   SPDR Trust Series 1                                             4,106
                                                                      -----------
            Total Exchange-Traded Funds (cost: $114,717)                  129,083
                                                                      -----------

================================================================================

15  | USAA Global Opportunities Fund

================================================================================

                                                                                                    MARKET
NUMBER                                                                                               VALUE
OF SHARES   SECURITY                                                                                 (000)
----------------------------------------------------------------------------------------------------------
            RIGHTS (0.0%)

            CONSUMER DISCRETIONARY (0.0%)
            -----------------------------
            TIRES & RUBBER (0.0%)
      375   Compagnie Generale des Establissements Michelin *
              (cost: $0)                                                                       $         1
                                                                                               -----------
            Total Equity Securities (cost: $385,832)                                               419,794
                                                                                               -----------

PRINCIPAL                                                                                           MARKET
AMOUNT                                                       COUPON                                  VALUE
(000)       SECURITY                                           RATE           MATURITY               (000)
----------------------------------------------------------------------------------------------------------
            BONDS (2.8%)

            CORPORATE OBLIGATIONS (2.0%)

            CONSUMER DISCRETIONARY (0.2%)
            -----------------------------
            CATALOG RETAIL (0.2%)
$   1,000   Harry & David Operations Corp.                     9.00%         3/01/2013         $       675
                                                                                               -----------
            ENERGY (0.1%)
            -------------
            OIL & GAS STORAGE & TRANSPORTATION (0.1%)
      200   Enbridge Energy Partners, LP (b)                   8.05         10/01/2037                 204
      200   Enterprise Products Operating, LP (b)              7.00          6/01/2067                 190
      200   Enterprise Products Operating, LP (b)              7.03          1/15/2068                 199
                                                                                               -----------
                                                                                                       593
                                                                                               -----------
            Total Energy                                                                               593
                                                                                               -----------
            FINANCIALS (1.1%)
            -----------------
            LIFE & HEALTH INSURANCE (0.2%)
    1,000   StanCorp Financial Group, Inc. (b)                 6.90          6/01/2067                 914
                                                                                               -----------
            MULTI-LINE INSURANCE (0.6%)
    1,000   Genworth Financial, Inc. (b)                       6.15         11/15/2066                 766
      500   Glen Meadow (b),(d)                                6.51          2/12/2067                 400
    1,000   ILFC E-Capital Trust II (b),(d)                    6.25         12/21/2065                 680
    1,000   Nationwide Mutual Insurance Co. (b),(d)            5.81         12/15/2024                 866
                                                                                               -----------
                                                                                                     2,712
                                                                                               -----------
            REGIONAL BANKS (0.1%)
      500   Webster Capital Trust IV (b)                       7.65          6/15/2037                 420
                                                                                               -----------
            REINSURANCE (0.0%)
       50   Max USA Holdings Ltd. (d)                          7.20          4/14/2017                  53
                                                                                               -----------
            REITs - RETAIL (0.2%)
    1,000   New Plan Excel Realty Trust, Inc. (b)              5.13          9/15/2012                 887
                                                                                               -----------
            Total Financials                                                                         4,986
                                                                                               -----------
            INDUSTRIALS (0.2%)
            ------------------
            INDUSTRIAL CONGLOMERATES (0.2%)
    1,000   Textron Financial Corp. (b),(d)                    6.00          2/15/2067                 815
                                                                                               -----------

================================================================================

                                                  Portfolio of Investments |  16

================================================================================

PRINCIPAL                                                                                           MARKET
AMOUNT                                                       COUPON                                  VALUE
(000)       SECURITY                                           RATE           MATURITY               (000)
----------------------------------------------------------------------------------------------------------
            UTILITIES (0.4%)
            ----------------
            ELECTRIC UTILITIES (0.4%)
$     990   Texas Competitive Electric Holdings Co., LLC(e)    3.76% (f)    10/10/2014         $       771
      997   Texas Competitive Electric Holdings Co., LLC(e)    3.76 (f)     10/10/2014                 777
                                                                                               -----------
            Total Utilities                                                                          1,548
                                                                                               -----------
            Total Corporate Obligations(cost: $6,460)                                                8,617
                                                                                               -----------
            EURODOLLAR AND YANKEE OBLIGATIONS (0.5%)

            FINANCIALS (0.5%)
            -----------------
            DIVERSIFIED BANKS (0.2%)
    1,000   BayernLB Capital Trust I                           6.20          3/29/2049                 555
      200   LBG Capital No.1 plc (b)                           8.00                  -(g)              186
                                                                                               -----------
                                                                                                       741
                                                                                               -----------
            MULTI-LINE INSURANCE (0.1%)
      600   Oil Insurance Ltd. (b),(d)                         7.56                  -(g)              534
                                                                                               -----------
            OTHER DIVERSIFIED FINANCIAL SERVICES (0.2%)
    1,000   ING Capital Funding Trust III (b)                  8.44                  -(g)              965
                                                                                               -----------
            Total Eurodollar and Yankee Obligations
              (cost: $1,545)                                                                         2,240
                                                                                               -----------
            ASSET-BACKED SECURITIES (0.0%)

            FINANCIALS (0.0%)
            -----------------
            ASSET-BACKED FINANCING (0.0%)
      136   GE Equipment Midticket, LLC (b) (cost: $127)       0.58 (f)      9/15/2017                 132
                                                                                               -----------
            COMMERCIAL MORTGAGE SECURITIES (0.3%)

            FINANCIALS (0.3%)
            -----------------
            COMMERCIAL MORTGAGE-BACKED SECURITIES (0.3%)
      785   Banc of America Commercial Mortgage, Inc. (b)      5.81          7/10/2044                 704
      590   Citigroup Commercial Mortgage Trust (b)            6.09         12/10/2049                 554
                                                                                               -----------
            Total Commercial Mortgage Securities (cost: $974)                                        1,258
                                                                                               -----------
            Total Bonds (cost: $9,106)                                                              12,247
                                                                                               -----------
            MONEY MARKET INSTRUMENTS (0.1%)

            U.S. TREASURY BILLS (0.0%)
       60   0.19%, 12/16/2010(h),(j)                                                                    60
                                                                                               -----------

                                                                                                    MARKET
NUMBER OF                                                                                            VALUE
SHARES      SECURITY                                                                                 (000)
----------------------------------------------------------------------------------------------------------
            MONEY MARKET FUNDS (0.1%)
  272,089   State Street Institutional Liquid Reserve Fund,
              0.21% (i),(k)                                                                    $       272
                                                                                               -----------
            Total Money Market Instruments (cost: $332)                                                332
                                                                                               -----------
            TOTAL INVESTMENTS (COST: $395,270)                                                     432,373
                                                                                               ===========

================================================================================

17  | USAA Global Opportunities Fund

================================================================================

                                                                                                    MARKET
NUMBER OF                                                                                            VALUE
CONTRACTS     SECURITY                                                                               (000)
----------------------------------------------------------------------------------------------------------
              PURCHASED OPTIONS (2.4%)
   20,049     Put - iShares MSCI EAFE Index expiring November 20, 2010 at 54                   $     3,308
   13,893     Put - iShares MSCI Emerging Market Index expiring November 20, 2010 at 43              1,452
      180     Put - Russell 2000 Index expiring November 20, 2010 at 650                               373
      173     Put - Russell 2000 Index expiring October 16, 2010 at 660                                162
    1,962     Put - S&P 500 Index expiring November 20, 2010 at 1,110                                5,062
                                                                                               -----------
              TOTAL PURCHASED OPTIONS (COST: $10,243)                                          $    10,356
                                                                                               ===========
              WRITTEN OPTIONS (1.2%)
   (3,000)    Call - iShares MSCI EAFE Index expiring November 20, 2010 at 57                         (285)
   (3,000)    Call - iShares MSCI EAFE Index expiring November 20, 2010 at 58                         (183)
   (6,950)    Call - iShares MSCI EAFE Index expiring October 16, 2010 at 55                          (698)
   (3,000)    Call - iShares MSCI Emerging Market Index October 16, 2010 at 44                        (393)
   (3,000)    Call - iShares MSCI Emerging Market Index expiring November 20, 2010 at 46              (317)
     (200)    Call - Russell 2000 Index expiring October 16, 2010 at 670                              (336)
     (100)    Call - Russell 2000 Index expiring October 16, 2010 at 690                               (71)
     (850)    Call - S&P 500 Index expiring November 20, 2010 at 1160                               (2,083)
     (800)    Call - S&P 500 Index expiring October 16, 2010 at 1,150                               (1,020)
                                                                                               -----------
              TOTAL WRITTEN OPTIONS(PREMIUMS RECEIVED: $4,164)                                 $    (5,385)
                                                                                               ===========

                                                                                               UNREALIZED
NUMBER OF                                                                                     APPRECIATION
CONTRACTS                                        EXPIRATION            CONTRACT              (DEPRECIATION)
LONG/(SHORT)  SECURITY                              DATE              VALUE (000)                (000)
-----------------------------------------------------------------------------------------------------------
              FUTURES (0.1%)
          2   DJ Euro Stoxx 50 Index Futures      12/17/2010                 $75                         (1)
          1   FTSE 100 Index Futures              12/17/2010                  87                          -
          5   S&P 500 E-Mini Index Futures        12/17/2010                 284                          4
          1   SPI 200 Index Futures               12/16/2010                 111                          -
                                                                            ----               ------------
              TOTAL FUTURES                                                 $557               $          3
                                                                            ====               ============

================================================================================

                                                  Portfolio of Investments |  18

================================================================================

($ IN 000s)                                                        VALUATION HIERARCHY
                                                   ---------------------------------------------------
                                                     (LEVEL 1)
                                                   QUOTED PRICES        (LEVEL 2)
                                                     IN ACTIVE            OTHER            (LEVEL 3)
                                                      MARKETS          SIGNIFICANT        SIGNIFICANT
                                                   FOR IDENTICAL       OBSERVABLE        UNOBSERVABLE
ASSETS                                                ASSETS             INPUTS              INPUTS                TOTAL
------------------------------------------------------------------------------------------------------------------------
EQUITY SECURITIES:
  COMMON STOCKS                                    $     240,322       $    49,957        $        --     $      290,279
  PREFERRED SECURITIES                                        --               431                 --                431
  EXCHANGE-TRADED FUNDS                                  129,083                --                 --            129,083
  RIGHTS                                                       1                --                 --                  1
BONDS:
  CORPORATE OBLIGATIONS                                       --             8,617                 --              8,617
  EURODOLLAR AND YANKEE
  OBLIGATIONS                                                 --             2,240                 --              2,240
  ASSET-BACKED SECURITIES                                     --               132                 --                132
  COMMERCIAL MORTGAGE SECURITIES                              --             1,258                 --              1,258
MONEY MARKET INSTRUMENTS:
  U.S. TREASURY BILLS                                         60                --                 --                 60
  MONEY MARKET FUNDS                                         272                --                 --                272
PURCHASED OPTIONS                                         10,356                --                 --             10,356
FUTURES                                                        3                --                 --                  3
------------------------------------------------------------------------------------------------------------------------
TOTAL                                              $     380,097       $    62,635       $         --     $      442,732
------------------------------------------------------------------------------------------------------------------------

                                                     (LEVEL 1)
                                                   QUOTED PRICES        (LEVEL 2)
                                                     IN ACTIVE            OTHER            (LEVEL 3)
                                                      MARKETS          SIGNIFICANT        SIGNIFICANT
                                                   FOR IDENTICAL       OBSERVABLE        UNOBSERVABLE
LIABILITIES                                         LIABILITIES          INPUTS             INPUTS                 TOTAL
------------------------------------------------------------------------------------------------------------------------
WRITTEN OPTIONS                                    $      (5,385)      $        --       $         --     $       (5,385)
------------------------------------------------------------------------------------------------------------------------
TOTAL                                              $      (5,385)      $        --       $         --     $        5,385)
------------------------------------------------------------------------------------------------------------------------

For the period ended September 30, 2010, there were no significant transfers between levels. The Fund's policy is to recognize transfers into and out of the levels as of the beginning of the period in which the event or circumstance that caused the transfer occurred.

================================================================================

19  | USAA Global Opportunities Fund

================================================================================

NOTES TO PORTFOLIO OF INVESTMENTS

September 30, 2010 (unaudited)

GENERAL NOTES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940 (the 1940 Act), as amended, is an open-end management investment company organized as a Delaware statutory trust consisting of 46 separate funds. The information presented in this quarterly report pertains only to the USAA Global Opportunities Fund (the Fund), which is classified as nondiversified under the 1940 Act.

The Fund is not offered for sale directly to the general public and is available currently for investment through a USAA managed account program or other persons or legal entities that the Fund may approve from time to time.

A. SECURITY VALUATION -- The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

1. Equity securities, including exchange-traded funds (ETFs), except as otherwise noted, traded primarily on a domestic securities exchange or the Nasdaq over-the-counter markets, are valued at the last sales price or official closing price on the exchange or primary market on which they trade. Equity securities traded primarily on foreign securities exchanges or markets are valued at the last quoted sales price, or the most recently determined official closing price calculated according to local market convention, available at the time the Fund is valued. If no last sale or official closing price is reported or available, the average of the bid and asked prices is generally used.

2. Equity securities trading in various foreign markets may take place on days when the NYSE is closed. Further, when the NYSE is open, the foreign markets may be closed. Therefore, the calculation of the Fund's net asset value (NAV) may not take place at the same time the prices of certain foreign securities held by the Fund are determined. In most cases, events affecting the values of foreign securities that occur between the time of their last quoted sales or official closing prices and the close of normal trading on the NYSE on a day the Fund's NAV is calculated will not be reflected in the value of the Fund's foreign securities. However, USAA Investment Management Company (the Manager), an affiliate of the Fund, and the Fund's subadvisers, if applicable, will monitor for events that would materially affect the value of the Fund's foreign securities. The Fund's subadvisers have agreed to notify the Manager of significant events they identify that would materially affect the value of the Fund's foreign securities. If the Manager determines that a particular event would materially affect the value of the Fund's foreign securities, then the Manager, under valuation procedures approved by the Trust's Board of Trustees, will consider such available information that it deems relevant to determine a fair value for the affected foreign securities. In addition, the Fund may use information from an external vendor or other sources to adjust the foreign market closing prices of foreign equity securities to reflect what the Fund believes to be the fair value of the securities as of the close of the NYSE. Fair valuation of affected foreign equity

================================================================================

20  | USAA Global Opportunities Fund

================================================================================

securities may occur frequently based on an assessment that events that occur on a fairly regular basis (such as U.S. market movements) are significant.

3. Investments in open-end investment companies, hedge, or other funds, other than ETFs, are valued at their NAV at the end of each business day.

4. Debt securities purchased with original or remaining maturities of 60 days or less may be valued at amortized cost, which approximates market value.

5. Debt securities with maturities greater than 60 days are valued each business day by a pricing service (the Service) approved by the Trust's Board of Trustees. The Service uses an evaluated mean between quoted bid and asked prices or the last sales price to price securities when, in the Service's judgment, these prices are readily available and are representative of the securities' market values. For many securities, such prices are not readily available. The Service generally prices these securities based on methods that include consideration of yields or prices of securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and general market conditions.

6. Repurchase agreements are valued at cost, which approximates market value.

7. Futures are valued based upon the last sale price at the close of market on the principal exchange on which they are traded.

8. Options are valued by a pricing service at the National Best Bid/Offer (NBBO) composite price, which is derived from the best available bid and ask prices in all participating options exchanges determined to most closely reflect market value of the options at the time of computation of the Fund's NAV.

9. Securities for which market quotations are not readily available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary markets but before the pricing of the Fund, are valued in good faith at fair value, using methods determined by the Manager in consultation with the Fund's subadvisers, if applicable, under valuation procedures approved by the Trust's Board of Trustees. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

B. FAIR VALUE MEASUREMENTS -- Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the

================================================================================

21  | USAA Global Opportunities Fund

================================================================================

measurement date. The three-level valuation hierarchy disclosed in the portfolio of investments is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

Level 1 -- inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

Level 2 -- inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indices. Level 2 securities include bonds and certain preferred securities valued based on methods discussed in Note A1, and common and preferred stocks traded on foreign exchanges, whose fair values at the reporting date included an adjustment to reflect changes occurring subsequent to the close of trading in the foreign markets but prior to the close of trading in comparable U.S. securities markets.

Level 3 -- inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager's own assumptions in determining the fair value.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

C. FUTURES CONTRACTS -- The Fund is subject to equity price risk, interest rate risk, and foreign currency exchange rate risk in the normal course of pursuing its investment objectives. The Fund may use futures contracts to gain exposure to, or hedge against, changes in the value of equities, interest rates, or foreign currencies. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date. Upon entering into such contracts, the Fund is required to deposit with the broker in either cash or securities an initial margin in an amount equal to a certain percentage of the contract amount. Subsequent payments (variation margin) are made or received by the Fund each day, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gains or losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Upon entering into such contracts, the Fund bears the risk of interest or exchange rates or securities prices moving unexpectedly in an unfavorable direction, in which case, the Fund may not achieve the anticipated benefits of the futures contracts.

D. OPTION TRANSACTIONS -- The Fund is subject to equity price risk in the normal course of pursuing its investment objectives. The Fund may use options on underlying instruments, namely, equity securities, ETFs, and equity indexes, to gain exposure to, or hedge against, changes in the value of equity securities, ETFs, or equity indexes. A call option gives the purchaser the right to buy, and the writer the obligation to sell, the underlying instrument at a specified price during a specified period. Conversely, a put option gives the purchaser the right to sell, and the writer the obligation to buy, the underlying instrument at a specified price during a specified period. The purchaser of the option pays a premium to the writer of the option.

================================================================================

                                         Notes to Portfolio of Investments |  22

================================================================================

Premiums paid for purchased options are recorded as an investment. If a purchased option expires unexercised, the premium paid is recognized as a realized loss. If a purchased call option on a security is exercised, the cost of the security acquired includes the exercise price and the premium paid. If a purchased put option on a security is exercised, the realized gain or loss on the security sold is determined from the exercise price, the original cost of the security, and the premium paid. The risk associated with purchasing a call or put option is limited to the premium paid.

Premiums received from writing options are recorded as a liability. If a written option expires unexercised, the premium received is recognized as a realized gain. If a written call option on a security is exercised, the realized gain or loss on the security sold is determined from the exercise price, the original cost of the security, and the premium received. If a written put option on a security is exercised, the cost of the security acquired is the exercise price paid less the premium received. The Fund, as a writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option.

In an attempt to reduce the Fund's volatility over time, the Fund may implement a strategy that involves writing (selling) index call or corresponding ETF options and purchasing index put or corresponding ETF options or index put spread options against a highly correlated stock portfolio. The combination of the diversified stock portfolio with the index call and put or corresponding ETF options is designed to provide the Fund with consistent returns over a wide range of equity market environments. This strategy may not fully protect the Fund against declines in the portfolio's value, and the Fund could experience a loss. Options on securities indexes or corresponding ETF options are different from options on individual securities in that the holder of the index options contract has the right to receive an amount of cash equal to the difference between the exercise price and the closing price of the underlying index on exercise date. If an option on an index is exercised, the realized gain or loss is determined from the exercise price, the value of the underlying index, and the amount of the premium.

E. REPURCHASE AGREEMENTS -- The Fund may enter into repurchase agreements with commercial banks or recognized security dealers. These agreements are collateralized by underlying securities. The collateral obligations are marked-to-market daily to ensure their value is equal to or in excess of the repurchase agreement price plus accrued interest and are held by the Fund, either through its regular custodian or through a special "tri-party" custodian that maintains separate accounts for both the Fund and its counterparty, until maturity of the repurchase agreement. Repurchase agreements are subject to credit risk, and the Fund's Manager monitors the creditworthiness of sellers with which the Fund may enter into repurchase agreements.

F. SECURITIES PURCHASED ON A DELAYED-DELIVERY OR WHEN-ISSUED BASIS -- Delivery and payment for securities that have been purchased by the Fund on a delayed-delivery or when-issued basis can take place a month or more after the trade date. During the period prior to settlement, these securities do not earn interest, are subject to market fluctuation, and may increase or decrease in value prior to their delivery. The Fund maintains segregated assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a delayed-delivery or when-issued basis may increase the volatility of the Fund's NAV to the extent that the Fund makes such purchases while remaining substantially fully invested.

================================================================================

23  | USAA Global Opportunities Fund

================================================================================

G. As of September 30, 2010, the cost of securities, for federal income tax purposes, was approximately the same as that reported in the portfolio of investments. Gross unrealized appreciation and depreciation of investments as of September 30, 2010, were $43,166,000 and $5,950,000 respectively, resulting in net unrealized appreciation of $37,216,000.

H. The portfolio of investments category percentages shown represent the percentages of the investments to net assets, which were $438,853,000 at September 30, 2010, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets. Investments in foreign securities were 40.7% of net assets at September 30, 2010.

I. The Fund may rely on certain Securities and Exchange Commission (SEC) exemptive orders or rules that permit funds meeting various conditions to invest in an exchange-traded fund (ETF) in amounts exceeding limits set forth in the Investment Company Act of 1940 that would otherwise be applicable.

CATEGORIES AND DEFINITIONS

ASSET-BACKED AND COMMERCIAL MORTGAGE-BACKED SECURITIES -- Asset-backed securities represent a participation in, or are secured by and payable from, a stream of payments generated by particular assets. Commercial mortgage-backed securities reflect an interest in, and are secured by, mortgage loans on commercial real property. The weighted average life is likely to be substantially shorter than the stated final maturity as a result of scheduled and unscheduled principal repayments. Rates on commercial mortgage-backed securities may change slightly over time as underlying mortgages pay down.

EURODOLLAR AND YANKEE OBLIGATIONS -- Eurodollar obligations are dollar-denominated instruments that are issued outside the U.S. capital markets by foreign corporations and financial institutions and by foreign branches of U.S. corporations and financial institutions. Yankee obligations are dollar-denominated instruments that are issued by foreign issuers in the U.S. capital markets.

RIGHTS -- enable the holder to buy a specified number of shares of new issues of a common stock before it is offered to the public.

PORTFOLIO ABBREVIATIONS AND DESCRIPTIONS

ADR American depositary receipts are receipts issued by a U.S. bank evidencing ownership of foreign shares. Dividends are paid in U.S. dollars.
iShares Exchange-traded funds, managed by BlackRock, Inc., that represent a portfolio of stocks designed to closely track a specific market index. iShares funds are traded on securities exchanges.
REIT     Real estate investment trust
SPDR Exchange-traded funds, managed by State Street Global Advisers, that represent a portfolio of stocks designed to closely track a specific market index. SPDR is an acronym for the first member of the fund family, Standard & Poor's Depositary Receipts, which tracks the S&P 500 Index. SPDRs are traded on securities exchanges.

================================================================================

                                         Notes to Portfolio of Investments |  24

================================================================================

SPECIFIC NOTES

(a) Security was fair valued at September 30, 2010, by the Manager in accordance with valuation procedures approved by the Trust's Board of Trustees.
(b) At September 30, 2010, the security, or a portion thereof, is segregated to cover the notional value of outstanding written call options.
(c) Security deemed illiquid by the Manager, under liquidity guidelines approved by the Trust's Board of Trustees. The aggregate market value of these securities at September 30, 2010, was zero.
(d) Restricted security that is not registered under the Securities Act of 1933. A resale of this security in the United States may occur in an exempt transaction to a qualified institutional buyer as defined by Rule 144A, and as such has been deemed liquid by the Manager under liquidity guidelines approved by the Trust's Board of Trustees, unless otherwise noted as illiquid.
(e) Senior loan (loan) - is not registered under the Securities Act of 1933. The loan contains certain restrictions on resale and cannot be sold publicly. The interest rate is adjusted periodically, and the rate disclosed represents the current rate at September 30, 2010. The weighted average life of the loan is likely to be substantially shorter than the stated final maturity date due to mandatory or optional prepayments. The loan is deemed liquid by the Manager, under liquidity guidelines approved by the Trust's Board of Trustees, unless otherwise noted as illiquid.
(f) Variable-rate or floating-rate security -- interest rate is adjusted periodically. The interest rate disclosed represents the current rate at September 30, 2010.
(g) Security is perpetual and has no final maturity date but may be subject to calls at various dates in the future.
(h) Zero-coupon security. Rate represents the effective yield at the date of purchase.
(i) Rate represents the money market fund annualized seven-day yield at September 30, 2010.
(j) Security with a value of $60,000 is segregated as collateral for initial margin requirements on open futures contracts.
(k) Security, or a portion thereof, is segregated to cover the value of open futures contracts at September 30, 2010.
*    Non-income-producing security.

================================================================================

25  | USAA Global Opportunities Fund




ITEM 2.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Mutual Funds Trust (Trust) have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation.



ITEM 3.  EXHIBITS.

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.







                                  SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA MUTUAL FUNDS TRUST - Period Ended September 30, 2010

By:*     /s/ CHRISTOPHER P. LAIA
         --------------------------------------------------------------
         Signature and Title:  Christopher P. Laia, Secretary

Date:    11/29/10
         -------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*     /s/ CHRISTOPHER W. CLAUS
         -----------------------------------------------------
         Signature and Title:  Christopher W. Claus, President

Date:    11/29/10
         ------------------------------


By:*     /s/ ROBERTO GALINDO, JR.
         -----------------------------------------------------
         Signature and Title:  Roberto Galindo, Jr., Treasurer

Date:    11/29/10
         ------------------------------


*PRINT THE NAME AND TITLE OF EACH SIGNING OFFICER UNDER HIS OR HER SIGNATURE.